CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (UNAUDITED) - USD ($) $ in Thousands	Total	Common Stock [Member]	Paid-in Additional Capital [Member]	Treasury Shares [Member]	Retained Earnings [Member]	Translation Differences [Member]	Other Reserves [Member]	Non-Controlling Interest [Member]
Balance at Dec. 31, 2019	$ 932,449	$ 1,468	$ 1,169,537	$ 0	$ (240,165)	$ 73	$ 1,531	$ 5
Balance (in shares) at Dec. 31, 2019		146,819,401
Changes in equity
Net income/(loss) after tax	258,654				258,647			7
Other comprehensive income/(loss)	(26)				0	(26)
Total comprehensive income/(loss) for the period	258,627				258,647	(26)		7
Cash dividends declared and paid	(180,509)				(180,509)
Conversion of convertible bonds	119,818	$ 234	119,584
Conversion of convertible bonds (in shares)		23,377,397
Compensation related to options and restricted stock	4,124	$ 6	2,383				1,735
Compensation related to options and restricted stock (in shares)		601,530
Balance at Sep. 30, 2020	1,134,510	$ 1,708	1,291,505	0	(162,027)	47	3,266	12
Balance (in shares) at Sep. 30, 2020		170,798,328
Balance at Dec. 31, 2019	932,449	$ 1,468	1,169,537	0	(240,165)	73	1,531	5
Balance (in shares) at Dec. 31, 2019		146,819,401
Changes in equity
Cash dividends declared and paid	(214,700)
Balance at Dec. 31, 2020	1,108,940	$ 1,708	1,291,505	0	(188,709)	169	4,248	19
Balance (in shares) at Dec. 31, 2020		170,798,328
Changes in equity
Net income/(loss) after tax	(8,612)				(8,621)			9
Other comprehensive income/(loss)	(96)				0	(96)
Total comprehensive income/(loss) for the period	(8,708)				(8,621)	(96)		9
Cash dividends declared and paid	(18,749)				(18,749)
Purchase of treasury shares	(29,207)			(29,207)
Retirement of treasury shares	0	$ (50)	(29,158)	29,207
Retirement of treasury shares (in shares)		(4,952,143)
Compensation related to options and restricted stock	3,564	$ 8	4,619				(1,063)
Compensation related to options and restricted stock (in shares)		841,696
Balance at Sep. 30, 2021	$ 1,055,840	$ 1,667	$ 1,266,965	$ 0	$ (216,079)	$ 73	$ 3,185	$ 29
Balance (in shares) at Sep. 30, 2021		166,687,881